Feb. 01, 2016
MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Funds
Supplement dated September 26, 2016 to the
Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found on page 4 for the MassMutual RetireSMARTSM Conservative Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.12%		.22%		.32%		.42%		.42%		.32%		.32%
Acquired Fund Fees and Expenses	.52%		.52%		.52%		.52%		.52%		.52%		.52%
Total Annual Fund Operating Expenses(1)	.64%		.74%		.84%		.94%		1.19%		1.09%		1.34%
Expense Reimbursement	(.17%	)	(.17%	)	(.17%	)	(.17%	)	(.17%	)	(.17%	)	(.17%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.47%		.57%		.67%		.77%		1.02%		.92%		1.17%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year-to-date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .47%, .57%, .67%, .77%, 1.02%, .92%, and 1.17% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$48	$181	$334	$776
Class R5	$58	$213	$388	$897
Service Class	$68	$245	$443	$1,016
Administrative Class	$79	$276	$497	$1,133
Class A	$673	$909	$1,171	$1,916
Class R4	$94	$323	$578	$1,308
Class R3	$119	$402	$712	$1,592

Effective September 27, 2016, the following information replaces similar information found on pages 5 and 6 for the MassMutual RetireSMARTSM Conservative Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	28.8%
MM Select Equity Asset (NTI)	12.2%
Select Diversified Value (Brandywine Global/Loomis Sayles)	0.3%
Select Fundamental Value (Wellington Management)	0.3%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	0.2%
Premier Disciplined Value (Barings)	1.8%
Select Focused Value (Harris)	1.6%
Select Fundamental Growth (Wellington Management)	0.3%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	0.6%
Select Growth Opportunities (Sands Capital/Jackson Square)	0.2%
Premier Disciplined Growth (Barings)	1.7%
Select Mid-Cap Value (American Century/Systematic)	0.9%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	0.7%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	0.3%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	0.7%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	0.5%
Oppenheimer Real Estate (OFI Global Asset Management)	0.4%
Select Diversified International (J.P. Morgan)	0.4%
Select Overseas (J.P. Morgan/MFS/Harris)	2.3%

Premier International Equity (OFI Global)	1.1%
Premier Strategic Emerging Markets (OFI Global)	2.0%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.4%

Fixed Income Funds	69.4%
MM Select Bond and Income Asset (NTI)	20.7%
Premier Short-Duration Bond (Barings)	9.8%
Premier Inflation-Protected and Income (Barings)	3.2%
Premier Core Bond (Barings)	17.3%
Select Total Return Bond (MetWest)	7.3%
Select Strategic Bond (Western Asset)	6.2%
Premier High Yield (Barings)	3.2%
Oppenheimer International Bond Fund (OFI Global Asset Management)	1.1%
Barings Global Floating Rate (Barings)	0.7%

Other Funds	1.8%
DFA Commodity Strategy (DFA)	1.8%

Effective September 27, 2016, the following information replaces similar information found on page 12 for the MassMutual RetireSMARTSM Moderate Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.07%		.17%		.27%		.37%		.37%		.27%		.27%
Acquired Fund Fees and Expenses	.59%		.59%		.59%		.59%		.59%		.59%		.59%
Total Annual Fund Operating Expenses(1)	.66%		.76%		.86%		.96%		1.21%		1.11%		1.36%
Expense Reimbursement	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.54%		.64%		.74%		.84%		1.09%		.99%		1.24%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .54%, .64%, .74%, .84%, 1.09%, .99%, and 1.24% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$55	$195	$352	$807
Class R5	$65	$227	$406	$927
Service Class	$76	$258	$461	$1,046
Administrative Class	$86	$290	$515	$1,163
Class A	$680	$922	$1,187	$1,943
Class R4	$101	$337	$596	$1,337
Class R3	$126	$415	$729	$1,621

Effective September 27, 2016, the following information replaces similar information found on pages 13 and 14 for the MassMutual RetireSMARTSM Moderate Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	56.3%
MM Select Equity Asset (NTI)	23.7%
Select Diversified Value (Brandywine Global/Loomis Sayles)	1.1%
Select Fundamental Value (Wellington Management)	1.0%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	0.9%
Premier Disciplined Value (Barings)	2.5%
Select Focused Value (Harris)	1.9%
Select Fundamental Growth (Wellington Management)	1.0%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	1.2%

Select Growth Opportunities (Sands Capital/Jackson Square)	0.8%
Premier Disciplined Growth (Barings)	2.5%
Select Mid-Cap Value (American Century/Systematic)	2.1%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	1.5%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	0.6%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	1.6%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	1.1%
Oppenheimer Real Estate (OFI Global Asset Management)	0.7%
Select Diversified International (J.P. Morgan)	0.9%
Select Overseas (J.P. Morgan/MFS/Harris)	5.3%
Premier International Equity (OFI Global)	2.4%
Premier Strategic Emerging Markets (OFI Global)	3.0%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.7%

Fixed Income Funds	41.1%
MM Select Bond and Income Asset (NTI)	11.7%
Premier Short-Duration Bond (Barings)	4.9%
Premier Inflation-Protected and Income (Barings)	1.9%
Premier Core Bond (Barings)	9.9%
Select Total Return Bond (MetWest)	4.1%
Select Strategic Bond (Western Asset)	3.5%
Premier High Yield (Barings)	3.3%
Oppenheimer International Bond Fund (OFI Global Asset Management)	1.2%
Barings Global Floating Rate (Barings)	0.8%

Other Funds	2.6%
DFA Commodity Strategy (DFA)	2.6%

Effective September 27, 2016, the following information replaces similar information found on page 20 for the MassMutual RetireSMARTSM Moderate Growth Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.08%		.18%		.28%		.38%		.38%		.28%		.28%
Acquired Fund Fees and Expenses	.66%		.66%		.66%		.66%		.66%		.66%		.66%
Total Annual Fund Operating Expenses(1)	.74%		.84%		.94%		1.04%		1.29%		1.19%		1.44%
Expense Reimbursement	(.15%	)	(.15%	)	(.15%	)	(.15%	)	(.15%	)	(.15%	)	(.15%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.59%		.69%		.79%		.89%		1.14%		1.04%		1.29%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .59%, .69%, .79%, .89%, 1.14%, 1.04%, and 1.29% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$60	$216	$391	$899
Class R5	$70	$248	$446	$1,018
Service Class	$81	$279	$500	$1,136
Administrative Class	$91	$311	$554	$1,253
Class A	$685	$942	$1,224	$2,025
Class R4	$106	$358	$635	$1,425
Class R3	$131	$436	$768	$1,707

Effective September 27, 2016, the following information replaces similar information found on pages 21 and 22 for the MassMutual RetireSMARTSM Moderate Growth Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	79.6%
MM Select Equity Asset (NTI)	33.6%
Select Diversified Value (Brandywine Global/Loomis Sayles)	2.2%
Select Fundamental Value (Wellington Management)	1.9%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	1.8%
Premier Disciplined Value (Barings)	2.0%
Select Focused Value (Harris)	1.5%
Select Fundamental Growth (Wellington Management)	2.0%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	2.2%
Select Growth Opportunities (Sands Capital/Jackson Square)	1.5%
Premier Disciplined Growth (Barings)	2.0%
Select Mid-Cap Value (American Century/Systematic)	2.7%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.4%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	1.0%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	2.0%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	1.7%
Oppenheimer Real Estate (OFI Global Asset Management)	0.9%
Select Diversified International (J.P. Morgan)	1.3%
Select Overseas (J.P. Morgan/MFS/Harris)	8.2%
Premier International Equity (OFI Global)	3.7%
Premier Strategic Emerging Markets (OFI Global)	4.1%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.9%

Fixed Income Funds	17.1%
MM Select Bond and Income Asset (NTI)	3.6%
Premier Short-Duration Bond (Barings)	0.9%
Premier Inflation-Protected and Income (Barings)	0.5%
Premier Core Bond (Barings)	2.7%
Select Total Return Bond (MetWest)	1.2%
Select Strategic Bond (Western Asset)	1.0%
Premier High Yield (Barings)	4.6%
Oppenheimer International Bond Fund (OFI Global Asset Management)	1.5%
Barings Global Floating Rate (Barings)	1.1%

Other Funds	3.3%
DFA Commodity Strategy (DFA)	3.3%

Effective September 27, 2016, the following information replaces similar information found on page 28 for the MassMutual RetireSMARTSM Growth Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.22%		.32%		.42%		.52%		.52%		.42%		.42%
Acquired Fund Fees and Expenses	.68%		.68%		.68%		.68%		.68%		.68%		.68%
Total Annual Fund Operating Expenses(1)	.90%		1.00%		1.10%		1.20%		1.45%		1.35%		1.60%
Expense Reimbursement	(.26%	)	(.26%	)	(.26%	)	(.26%	)	(.26%	)	(.26%	)	(.26%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.64%		.74%		.84%		.94%		1.19%		1.09%		1.34%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .64%, .74%, .84%, .94%, 1.19%, 1.09%, and 1.34% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$65	$252	$464	$1,075
Class R5	$76	$283	$518	$1,192
Service Class	$86	$315	$572	$1,308
Administrative Class	$96	$346	$626	$1,423
Class A	$689	$974	$1,290	$2,182
Class R4	$111	$393	$705	$1,593
Class R3	$136	$470	$837	$1,870

Effective September 27, 2016, the following information replaces similar information found on pages 29 and 30 for the MassMutual RetireSMARTSM Growth Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	92.3%
MM Select Equity Asset (NTI)	38.3%
Select Diversified Value (Brandywine Global/Loomis Sayles)	3.3%
Select Fundamental Value (Wellington Management)	2.9%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	2.7%
Premier Disciplined Value (Barings)	0.6%
Select Focused Value (Harris)	1.6%
Select Fundamental Growth (Wellington Management)	3.1%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	3.4%
Select Growth Opportunities (Sands Capital/Jackson Square)	2.3%
Premier Disciplined Growth (Barings)	0.6%
Select Mid-Cap Value (American Century/Systematic)	3.1%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.9%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	1.2%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	2.3%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	2.0%
Oppenheimer Real Estate (OFI Global Asset Management)	0.9%
Select Diversified International (J.P. Morgan)	1.5%
Select Overseas (J.P. Morgan/MFS/Harris)	9.3%
Premier International Equity (OFI Global)	4.2%
Premier Strategic Emerging Markets (OFI Global)	4.8%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	1.1%

Fixed Income Funds	4.1%
MM Select Bond and Income Asset (NTI)	0.9%
Premier Short-Duration Bond (Barings)	0.2%
Premier Inflation-Protected and Income (Barings)	0.2%
Premier Core Bond (Barings)	0.7%

Select Total Return Bond (MetWest)	0.3%
Select Strategic Bond (Western Asset)	0.3%
Premier High Yield (Barings)	0.9%
Oppenheimer International Bond (OFI Global Asset Management)	0.4%
Barings Global Floating Rate (Barings)	0.2%

Other Funds	3.6%
DFA Commodity Strategy (DFA)	3.6%

Effective September 27, 2016, the following information replaces similar information found on page 36 for the MassMutual RetireSMARTSM In Retirement Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.26%		.36%		.46%		.56%		.56%		.46%		.46%
Acquired Fund Fees and Expenses	.56%		.56%		.56%		.56%		.56%		.56%		.56%
Total Annual Fund Operating Expenses(1)	.82%		.92%		1.02%		1.12%		1.37%		1.27%		1.52%
Expense Reimbursement	(.27%	)	(.27%	)	(.27%	)	(.27%	)	(.27%	)	(.27%	)	(.27%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.55%		.65%		.75%		.85%		1.10%		1.00%		1.25%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .55%, .65%, .75%, .85%, 1.10%, 1.00%, and 1.25% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$56	$225	$419	$980
Class R5	$66	$257	$474	$1,098
Service Class	$77	$288	$528	$1,215
Administrative Class	$87	$320	$582	$1,330
Class A	$681	$950	$1,249	$2,097
Class R4	$102	$367	$662	$1,502
Class R3	$127	$445	$794	$1,781

Effective September 27, 2016, the following information replaces similar information found on page 37 for the MassMutual RetireSMARTSM In Retirement Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	33.9%
MM Select Equity Asset (NTI)	14.0%

Fixed Income Funds	63.9%
MM Select Bond and Income Asset (NTI)	19.0%
Premier Short-Duration Bond (Barings)	9.9%
Premier Inflation-Protected and Income (Barings)	9.0%
Premier Core Bond (Barings)	11.2%
Select Total Return Bond (MetWest)	5.7%

Effective September 27, 2016, the following information replaces similar information found on page 43 for the MassMutual RetireSMARTSM 2010 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.23%		.33%		.43%		.53%		.53%		.43%		.43%
Acquired Fund Fees and Expenses	.57%		.57%		.57%		.57%		.57%		.57%		.57%
Total Annual Fund Operating Expenses(1)	.80%		.90%		1.00%		1.10%		1.35%		1.25%		1.50%
Expense Reimbursement	(.27%	)	(.27%	)	(.27%	)	(.27%	)	(.27%	)	(.27%	)	(.27%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.53%		.63%		.73%		.83%		1.08%		.98%		1.23%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed . 53%, .63%, .73%, .83%, 1.08%, .98%, and 1.23% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$54	$219	$408	$956
Class R5	$64	$251	$463	$1,074
Service Class	$75	$282	$517	$1,191
Administrative Class	$85	$314	$571	$1,307
Class A	$679	$944	$1,239	$2,076
Class R4	$100	$360	$651	$1,479
Class R3	$125	$438	$784	$1,759

Effective September 27, 2016, the following information replaces similar information found on page 44 for the MassMutual RetireSMARTSM 2010 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	41.2%
MM Select Equity Asset (NTI)	17.9%

Fixed Income Funds	56.6%
MM Select Bond and Income (NTI)	17.2%
Premier Short-Duration Bond (Barings)	6.7%
Premier Inflation-Protected and Income (Barings)	7.6%
Premier Core Bond (Barings)	10.4%
Select Total Return Bond (MetWest)	5.3%

Effective September 27, 2016, the following information replaces similar information found on page 51 for the MassMutual RetireSMARTSM 2015 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.29%		.39%		.49%		.59%		.59%		.49%		.49%
Acquired Fund Fees and Expenses	.59%		.59%		.59%		.59%		.59%		.59%		.59%
Total Annual Fund Operating Expenses(1)	.88%		.98%		1.08%		1.18%		1.43%		1.33%		1.58%
Expense Reimbursement	(.32%	)	(.32%	)	(.32%	)	(.32%	)	(.32%	)	(.32%	)	(.32%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.56%		.66%		.76%		.86%		1.11%		1.01%		1.26%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .56%, .66%, .76%, .86%, 1.11%, 1.01%, and 1.26% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$57	$237	$445	$1,044
Class R5	$67	$269	$499	$1,162
Service Class	$78	$300	$553	$1,278
Administrative Class	$88	$332	$607	$1,393
Class A	$682	$961	$1,273	$2,154
Class R4	$103	$378	$687	$1,563
Class R3	$128	$456	$819	$1,841

Effective September 27, 2016, the following information replaces similar information found on page 52 for the MassMutual RetireSMARTSM 2015 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	46.2%
MM Select Equity Asset (NTI)	19.9%

Fixed Income Funds	51.7%
MM Select Bond and Income (NTI)	14.9%
Premier Short-Duration Bond (Barings)	5.6%
Premier Inflation-Protected and Income (Barings)	6.9%
Premier Core Bond (Barings)	10.2%

Effective September 27, 2016, the following information replaces similar information found on page 59 for the MassMutual RetireSMARTSM 2020 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.05%		.15%		.25%		.35%		.35%		.25%		.25%
Acquired Fund Fees and Expenses	.62%		.62%		.62%		.62%		.62%		.62%		.62%
Total Annual Fund Operating Expenses(1)	.67%		.77%		.87%		.97%		1.22%		1.12%		1.37%
Expense Reimbursement	(.11%	)	(.11%	)	(.11%	)	(.11%	)	(.11%	)	(.11%	)	(.11%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.56%		.66%		.76%		.86%		1.11%		1.01%		1.26%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .56%, .66%, .76%, .86%, 1.11%, 1.01%, and 1.26% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$57	$199	$358	$820
Class R5	$67	$231	$413	$940
Service Class	$78	$262	$467	$1,059
Administrative Class	$88	$294	$521	$1,176
Class A	$682	$926	$1,193	$1,955
Class R4	$103	$341	$602	$1,350
Class R3	$128	$419	$735	$1,633

Effective September 27, 2016, the following information replaces similar information found on page 60 for the MassMutual RetireSMARTSM 2020 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	59.5%
MM Select Equity Asset (NTI)	25.1%
Select Overseas (J.P. Morgan/MFS/Harris)	5.5%

Fixed Income Funds	37.8%
MM Select Bond and Income (NTI)	10.6%
Premier Inflation-Protected and Income (Barings)	5.2%
Premier Core Bond (Barings)	6.3%

Effective September 27, 2016, the following information replaces similar information found on page 67 for the MassMutual RetireSMARTSM 2025 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.16%		.26%		.36%		.46%		.46%		.36%		.36%
Acquired Fund Fees and Expenses	.64%		.64%		.64%		.64%		.64%		.64%		.64%
Total Annual Fund Operating Expenses(1)	.80%		.90%		1.00%		1.10%		1.35%		1.25%		1.50%
Expense Reimbursement	(.25%	)	(.25%	)	(.25%	)	(.25%	)	(.25%	)	(.25%	)	(.25%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.55%		.65%		.75%		.85%		1.10%		1.00%		1.25%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .55%, .65%, .75%, .85%, 1.10%, 1.00%, and 1.25% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$56	$222	$411	$959
Class R5	$66	$254	$466	$1,077
Service Class	$77	$285	$520	$1,194
Administrative Class	$87	$317	$574	$1,310
Class A	$681	$947	$1,242	$2,078
Class R4	$102	$364	$654	$1,482
Class R3	$127	$441	$787	$1,762

Effective September 27, 2016, the following information replaces similar information found on page 68 for the MassMutual RetireSMARTSM 2025 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	69.7%
MM Select Equity Asset (NTI)	28.2%
Select Overseas (J.P. Morgan/MFS/Harris)	6.8%

Fixed Income Funds	27.4%
MM Select Bond and Income Asset (NTI)	6.4%

Effective September 27, 2016, the following information replaces similar information found on page 75 for the MassMutual RetireSMARTSM 2030 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.05%		.15%		.25%		.35%		.35%		.25%		.25%
Acquired Fund Fees and Expenses	.66%		.66%		.66%		.66%		.66%		.66%		.66%
Total Annual Fund Operating Expenses(1)	.71%		.81%		.91%		1.01%		1.26%		1.16%		1.41%
Expense Reimbursement	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.59%		.69%		.79%		.89%		1.14%		1.04%		1.29%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .59%, .69%, .79%, .89%, 1.14%, 1.04%, and 1.29% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$60	$211	$379	$867
Class R5	$70	$242	$434	$987
Service Class	$81	$274	$488	$1,105
Administrative Class	$91	$305	$542	$1,222
Class A	$685	$937	$1,212	$1,997
Class R4	$106	$352	$623	$1,395
Class R3	$131	$430	$756	$1,677

Effective September 27, 2016, the following information replaces similar information found on page 76 for the MassMutual RetireSMARTSM 2030 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	76.2%
MM Select Equity Asset (NTI)	31.8%
Select Overseas (J.P. Morgan/MFS/Harris)	7.8%

Fixed Income Funds	20.7%
Premier High Yield (Barings)	5.4%

Effective September 27, 2016, the following information replaces similar information found on page 83 for the MassMutual RetireSMARTSM 2035 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.21%		.31%		.41%		.51%		.51%		.41%		.41%
Acquired Fund Fees and Expenses	.66%		.66%		.66%		.66%		.66%		.66%		.66%
Total Annual Fund Operating Expenses(1)	.87%		.97%		1.07%		1.17%		1.42%		1.32%		1.57%
Expense Reimbursement	(.26%	)	(.26%	)	(.26%	)	(.26%	)	(.26%	)	(.26%	)	(.26%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.61%		.71%		.81%		.91%		1.16%		1.06%		1.31%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .61%, .71%, .81%, .91%, 1.16%, 1.06%, and 1.31% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$62	$242	$447	$1,040
Class R5	$73	$274	$502	$1,157
Service Class	$83	$305	$556	$1,274
Administrative Class	$93	$336	$609	$1,389
Class A	$686	$966	$1,275	$2,150
Class R4	$108	$383	$690	$1,559
Class R3	$133	$461	$822	$1,837

Effective September 27, 2016, the following information replaces similar information found on page 84 for the MassMutual RetireSMARTSM 2035 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	80.9%
MM Select Equity Asset (NTI)	32.9%
Select Overseas (J.P. Morgan/MFS/Harris)	8.4%

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.08%		.18%		.28%		.38%		.38%		.28%		.28%
Acquired Fund Fees and Expenses	.67%		.67%		.67%		.67%		.67%		.67%		.67%
Total Annual Fund Operating Expenses(1)	.75%		.85%		.95%		1.05%		1.30%		1.20%		1.45%
Expense Reimbursement	(.15%	)	(.15%	)	(.15%	)	(.15%	)	(.15%	)	(.15%	)	(.15%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.60%		.70%		.80%		.90%		1.15%		1.05%		1.30%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .60%, .70%, .80%, .90%, 1.15%, 1.05%, and 1.30% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$61	$219	$397	$911
Class R5	$72	$251	$451	$1,030
Service Class	$82	$283	$506	$1,148
Administrative Class	$92	$314	$560	$1,264
Class A	$685	$945	$1,229	$2,036
Class R4	$107	$361	$640	$1,437
Class R3	$132	$439	$773	$1,718

Effective September 27, 2016, the following information replaces similar information found on page 92 for the MassMutual RetireSMARTSM 2040 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	82.7%
MM Select Equity Asset (NTI)	34.0%
Select Overseas (J.P. Morgan/MFS/Harris)	8.4%

Effective September 27, 2016, the following information replaces similar information found on page 99 for the MassMutual RetireSMARTSM 2045 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.37%		.47%		.57%		.67%		.67%		.57%		.57%
Acquired Fund Fees and Expenses	.67%		.67%		.67%		.67%		.67%		.67%		.67%
Total Annual Fund Operating Expenses(1)	1.04%		1.14%		1.24%		1.34%		1.59%		1.49%		1.74%
Expense Reimbursement	(.46%	)	(.46%	)	(.46%	)	(.46%	)	(.46%	)	(.46%	)	(.46%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.58%		.68%		.78%		.88%		1.13%		1.03%		1.28%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .58%, .68%, .78%, .88%, 1.13%, 1.03% and 1.28% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$59	$269	$514	$1,215
Class R5	$69	$301	$568	$1,331
Service Class	$80	$332	$622	$1,445
Administrative Class	$90	$364	$675	$1,559
Class A	$684	$991	$1,336	$2,306
Class R4	$105	$410	$755	$1,727
Class R3	$130	$488	$886	$2,000

Effective September 27, 2016, the following information replaces similar information found on page 100 for the MassMutual RetireSMARTSM 2045 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	84.7%
MM Select Equity Asset (NTI)	34.4%
Select Overseas (J.P. Morgan/MFS/Harris)	8.6%

Effective September 27, 2016, the following information replaces similar information found on page 107 for the MassMutual RetireSMARTSM 2050 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.20%		.30%		.40%		.50%		.50%		.40%		.40%
Acquired Fund Fees and Expenses	.68%		.68%		.68%		.68%		.68%		.68%		.68%
Total Annual Fund Operating Expenses(1)	.88%		.98%		1.08%		1.18%		1.43%		1.33%		1.58%
Expense Reimbursement	(.29%	)	(.29%	)	(.29%	)	(.29%	)	(.29%	)	(.29%	)	(.29%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.59%		.69%		.79%		.89%		1.14%		1.04%		1.29%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .59%, .69%, .79%, .89%, 1.14%, 1.04%, and 1.29% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$60	$241	$449	$1,048
Class R5	$70	$273	$503	$1,165
Service Class	$81	$304	$557	$1,282
Administrative Class	$91	$336	$611	$1,397
Class A	$685	$965	$1,276	$2,157
Class R4	$106	$382	$691	$1,567
Class R3	$131	$460	$823	$1,845

Effective September 27, 2016, the following information replaces similar information found on page 108 for the MassMutual RetireSMARTSM 2050 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	90.5%
MM Select Equity Asset (NTI)	36.5%
Select Overseas (J.P. Morgan/MFS/Harris)	9.2%

Effective September 27, 2016, the following information replaces similar information found on page 115 for the MassMutual RetireSMARTSM 2055 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	2.58%		2.68%		2.78%		2.88%		2.88%		2.78%		2.78%
Acquired Fund Fees and Expenses	.68%		.68%		.68%		.68%		.68%		.68%		.68%
Total Annual Fund Operating Expenses(1)	3.26%		3.36%		3.46%		3.56%		3.81%		3.71%		3.96%
Expense Reimbursement	(2.69%	)	(2.69%	)	(2.69%	)	(2.69%	)	(2.69%	)	(2.69%	)	(2.69%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.57%		.67%		.77%		.87%		1.12%		1.02%		1.27%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .57%, .67%, .77%, .87%, 1.12%, 1.02%, and 1.27% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$58	$660	$1,384	$3,306
Class R5	$68	$691	$1,433	$3,400
Service Class	$79	$721	$1,483	$3,493
Administrative Class	$89	$751	$1,532	$3,584
Class A	$683	$1,354	$2,133	$4,166
Class R4	$104	$796	$1,605	$3,721
Class R3	$129	$871	$1,726	$3,942

Effective September 27, 2016, the following information replaces similar information found on page 116 for the MassMutual RetireSMARTSM 2055 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	90.7%
MM Select Equity Asset (NTI)	35.2%
Select Overseas (J.P. Morgan/MFS/Harris)	9.3%

Effective September 27, 2016, the following information replaces similar information found on page 123 for the MassMutual RetireSMARTSM 2060 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses(1)	1.35%		1.45%		1.55%		1.65%		1.65%		1.55%		1.55%
Acquired Fund Fees and Expenses(1)	.68%		.68%		.68%		.68%		.68%		.68%		.68%
Total Annual Fund Operating Expenses	2.03%		2.13%		2.23%		2.33%		2.58%		2.48%		2.73%
Expense Reimbursement	(1.46%	)	(1.46%	)	(1.46%	)	(1.46%	)	(1.46%	)	(1.46%	)	(1.46%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.57%		.67%		.77%		.87%		1.12%		1.02%		1.27%

(1)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year of the Fund.
(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .57%, .67%, .77%, .87%, 1.12%, 1.02%, and 1.27% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$58	$444
Class R5	$68	$475
Service Class	$79	$506
Administrative Class	$89	$537
Class A	$683	$1,153
Class R4	$104	$583
Class R3	$129	$659

Effective September 27, 2016, the following information replaces similar information found on page 124 for the MassMutual RetireSMARTSM 2060 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's anticipated approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	90.4%
MM Select Equity Asset (NTI)	37.3%
Select Overseas (J.P. Morgan/MFS/Harris)	9.1%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE